Balance Sheet Components (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment
Property and equipment, net consists of the following (in thousands):

	September 30, 2025	December 31, 2024
Construction in progress	$689	$689
Furniture	17	17
Computers and equipment	16	16
Leasehold improvements	50	50

Property and equipment, gross	772	772
Less: Accumulated depreciation	(69)	(64)

Property and equipment, net	$703	$708

Property and equipment, net, consists of the following (in thousands):

	December 31, 2024	December 31, 2023
Construction in progress	$689	$689
Furniture	17	5
Computers and equipment	16	36
Leasehold improvements	50	50

Property and equipment, gross	772	780
Less: Accumulated depreciation	(64)	(58)

Property and equipment, net	$708	$722

Schedule of Accrued Expenses
Accrued expenses consists of the following (in thousands):

	September 30, 2025	December 31, 2024
Accrued professional service fees	$2,511	$667
Accrued sales and marketing costs	779	876
Accrued research and development costs	1,786	315
Accrued tax payable	24	876
Accrued advisor fees related to Semnur Business Combination	14,000	—
Accrued liability related to equity line of credit commitment shares	2,952	—
Accrued others	35	107

Accrued expenses	$22,087	$2,841

Accrued expenses consists of the following (in thousands):

	December 31, 2024	December 31, 2023
Accrued professional service fees	$667	$2,029
Accrued sales and marketing costs	876	1,601
Accrued research and development costs	315	1,546
Accrued tax payable	876	1,452
Accrued litigation expenses	—	500
Accrued others	107	280

Accrued expenses	$2,841	$7,408

Schedule of accrued rebates
Accrued Rebates
Our accruals for Medicare, Medicaid and related state program and contractual rebates, chargebacks, sales allowances and sales returns and cash discounts are as follows:

	September 30, 2025	December 31, 2024
Other current liabilities:
Accrued rebates	$207,646	$152,920
Other accruals	5,735	9,597

Total accrued rebates and other sales-related accruals	$213,381	$162,517

Schedule of Condensed balance sheets
The table below summarizes the amounts shown on our consolidated balance sheet as of September 30, 2025 (in thousands except units of digital assets):

	September 30, 2025
	Units	Cost Basis	Fair Value
Bitcoin	1,720	$191,931	$196,633

Total Digital assets	1,720	$191,931	$196,633

Schedule of digital assets
The following table summarizes the Company’s digital assets (in thousands, except number of bitcoins) for the periods indicated:

September 30, 2025
Bitcoin
Additions	$200,000
Disposition	(8,069)
Unrecognized gains on digital assets	4,702

Total	$196,633